Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (5,835,000)	$ (6,794,000)	$ (11,404,000)	$ (7,191,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	200,000	125,000	258,000	288,000
Stock-based compensation	603,000	1,182,000	2,259,000	1,701,000
Convertible debt discounts and premium amortization	3,253,000	2,023,000	4,089,000	2,719,000
Series F preferred stock issued as penalty fee				250,000
Loss on extinguishment of debt		233,000	233,000	246,000
Change in fair value of embedded conversion option liability	(347,000)	1,177,000	2,427,000	198,000
Gain on sale of investment shares		(319,000)	(336,000)
Allowance for collection of note receivable		110,000	140,000	60,000
Note issued as consideration for services	103,000	67,000	150,000
Decrease in fair value of contingent earn-out liability	27,000			(514,000)
(Increase) decrease in:
Account receivable			(124,000)
Decrease (increase) in prepaid expenses and other current assets	448,000	(7,000)	(135,000)	(76,000)
Decrease in inventory	1,111,000		128,000
Increase (decrease) in:
Increase (decrease) in accounts payable and other accrued expense	25,000	(189,000)	(125,000)	(321,000)
Increase in accrued interest	270,000	279,000	629,000
Decrease in deferred revenue	(1,618,000)	(71,000)	(2,696,000)	71,000
Decrease in tax contingency	(58,000)	(134,000)
Net cash used in operating activities	(1,818,000)	(2,318,000)	(4,507,000)	(2,569,000)
Cash flows from investing activities:
Acquisition of Thermomedics, Inc.			(175,000)
Acquisition of E-N-G Mobile Systems, Inc.,net			(667,000)
Proceeds from sale of investment shares, net		319,000	336,000
Loan under note receivable			(140,000)
Cash loaned for note receivable		(110,000)
Purchase of property & equipment	(11,000)	(4,000)	(3,000)	(5,000)
Net cash (used in) provided by investing activities	(11,000)	205,000	(649,000)	(5,000)
Cash flows from financing activities:
Proceeds from issuances of Series F Preferred Stock, net of fees				100,000
Proceeds from debt financing, net of fees	1,944,000	3,197,000	5,913,000	2,582,000
Payments on short-term debt	(96,000)	(557,000)	(729,000)	(128,000)
Net cash provided by financing activities	1,848,000	2,640,000	5,184,000	2,554,000
Net (decrease) increase in cash and cash equivalents	19,000	527,000	28,000	(20,000)
Cash and cash equivalents, beginning of period	173,000	145,000	145,000	165,000
Cash and cash equivalents, end of period	192,000	672,000	173,000	145,000
Supplementary Cash Flow Information:
Cash paid for interest	27,000	35,000	13,000
Cash paid for income taxes
Non-cash financing and investing activities:
Preferred dividends converted into common stock				45,000
Conversion of promissory notes into common stock	1,914,000	1,781,000	3,842,000	1,394,000
Relative fair value of warrants issued with debt				70,000
Reclassification of embedded conversion option liability upon conversion of debt	1,876,000	1,240,000	3,123,000	207,000
Reclassification of warrant liability upon exercise of warrants				22,000
Issuance of shares for fee				409,000
Embedded conversion option liability recorded as debt discount	1,587,000	3,615,000	6,330,000	2,161,000
Promissory note issued for prepaid services			150,000
Capital lease financing			47,000
Stock issued for prepaid services	107,000	156,000	186,000
Preferred stock, notes payable and earn-out liability consideration recorded for business combinations			$ 471,000
Premium recorded on debt	247,000
Reclassification of stock settled debt premium to equity upon conversion of debt		421,000
Discounts recorded for loan fees and original issue discount	$ 453,000	$ 496,000